Note 5 - Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Deposits for Purchase of Common Shares [Text Block]
NOTE 5 – DEPOSITS

The Company received cash deposits of $0 and $60,445 as of June 30, 2016 and December 31, 2015, respectively, from two investors for purchase of common shares pursuant to a prospective private placement for sale of its common stock in January 2016. The deposits received from two investors were converted into equity by issuance of 218,000 shares of common stock pursuant to the private placement (Note 7).

NOTE 4 –
DEPOSITS

As of December 31, 2015, the Company had received cash deposits of $60,445 for purchase of common shares pursuant to a prospective private placement. The private placement for sale of common shares took place in January 2016, and such deposits received were converted into equity by issuance of 218,000 shares of common shares to two investors (Note 8) as of the date of this report.